FILE NO. 333-278904

United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 5
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Insurance Company)
1 AMERICAN ROW, HARTFORD, CT 06103
(Address of Insurance Company’s principal executive office)(Zip Code)
(860) 791-0750
(Insurance company’s telephone, including area code)
CHRISTOPHER M. GRINNELL
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
1 AMERICAN ROW
HARTFORD, CT 06103
(860) 791-0750
(Name and address of agent for service)

Approximate date of proposed public offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2025 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a
Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange
Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to
Section 7(a)(2)(B) of Securities Act
☒ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, Registrant is filing this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-278904) (the “Amendment”) for the sole purpose of delaying the effective date of Post-Effective Amendment No. 1 to the Registration Statement, filed on November 8, 2024. The Amendment does not amend or delete any part of the Registration Statement, except as specifically noted herein. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 to the Registration Statement are hereby incorporated by reference. Registrant intends to file another post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 on a later date that will include updated financial statements, updated and revised disclosures that respond to comments received from the Commission staff, and any required exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, County of Hartford, and State of Connecticut on April 10, 2025.

Talcott Resolution Life Insurance Company
(Registrant)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date:
/s/ *	Executive Vice President, Chief Legal Officer and Chief Compliance Officer,	April 10, 2025
Lisa M. Proch	Director, (Serving the Function of Principal Executive Officer)

/s/ *	Executive Vice President, Chief Investment Officer, Director	April 10, 2025
James O'Grady

/s/ *	Director	April 10, 2025
Oliver Jakob

/s/ *	Vice President, Chief Information Officer, Director	April 10, 2025
Samir Srivastava

/s/ *	Director	April 10, 2025
Robert W. Stein

/s/ *	Director	April 10, 2025
Ronald K. Tanemura

/s/ *	Director	April 10, 2025
John P. Marra

/s/ *	Vice President and Controller (Serving the Functions of Principal	April 10, 2025
Lindsay Mastroianni	Financial Officer and Principal Accounting Officer)

*By: Christopher M. Grinnell	Attorney-in-Fact	April 10, 2025
Christopher M. Grinnell

*Executed by Christopher M. Grinnell on behalf of those indicated pursuant to Power of Attorney.

333-278904